Net interest income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net interest income
Loans	SFr 1,315	SFr 1,317	SFr 1,216	SFr 2,632	SFr 2,442
Investment securities	18	13	11	31	22
Trading assets	3,330	1,953	3,394	5,283	5,562
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	679	650	542	1,329	1,103
Other	561	557	527	1,118	1,006
Interest and dividend income	5,903	4,490	5,690	10,393	10,135
Deposits	(221)	(255)	(248)	(476)	(484)
Short-term borrowings	(28)	(34)	(30)	(62)	(52)
Trading liabilities	(1,511)	(795)	(1,626)	(2,306)	(2,387)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(325)	(315)	(262)	(640)	(523)
Long-term debt	(895)	(886)	(854)	(1,781)	(1,781)
Other	(54)	(53)	(84)	(107)	(144)
Interest expense	(3,034)	(2,338)	(3,104)	(5,372)	(5,371)
Net interest income	2,869	SFr 2,152	2,586	5,021	4,764
Bank
Net interest income
Interest and dividend income	5,783		5,564	10,146	9,880
Interest expense	(3,015)		(3,073)	(5,327)	(5,310)
Net interest income	SFr 2,768		SFr 2,491	SFr 4,819	SFr 4,570